UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

      /s/ Christopher Cheng     Westport, CT     April 29, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $113,939 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     2087    41983 SH       SOLE                     2087        0        0
ABBOTT LABS                    COM              002824100     3356    70358 SH       SOLE                     3356        0        0
AMGEN INC                      COM              031162100      777    15700 SH       SOLE                      777        0        0
AT&T INC                       COM              00206R102     5142   204052 SH       SOLE                     5142        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     3513    99906 SH       SOLE                     3513        0        0
BANK OF AMERICA CORPORATION    COM              060505104      783   114810 SH       SOLE                      783        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     3911   138452 SH       SOLE                     3911        0        0
BARD C R INC                   COM              067383109     5993    75176 SH       SOLE                     5993        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      262       93 SH       SOLE                      262        0        0
BMC SOFTWARE INC               COM              055921100      202     6120 SH       SOLE                      202        0        0
BP PLC                         SPONSORED ADR    055622104      397     9900 SH       SOLE                      397        0        0
CISCO SYS INC                  COM              17275r102     2607   155476 SH       SOLE                     2607        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483e100      292     3786 SH       SOLE                      292        0        0
EMERSON ELEC CO                COM              291011104     2121    74230 SH       SOLE                     2121        0        0
EXXON MOBIL CORP               COM              30231G102     4943    72583 SH       SOLE                     4943        0        0
GENERAL ELECTRIC CO            COM              369604103     2297   227238 SH       SOLE                     2297        0        0
HALLIBURTON CO                 COM              406216101     2536   163904 SH       SOLE                     2536        0        0
HEWLETT PACKARD CO             COM              428236103      576    17952 SH       SOLE                      576        0        0
HOME DEPOT INC                 COM              437076102     2937   124660 SH       SOLE                     2937        0        0
INTEL CORP                     COM              458140100     2936   195329 SH       SOLE                     2936        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      262     2700 SH       SOLE                      262        0        0
INVESCO LTD                    SHS              g491bt108     1812   130700 SH       SOLE                     1812        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      217     2575 SH       SOLE                      217        0        0
JOHNSON & JOHNSON              COM              478160104      947    18000 SH       SOLE                      947        0        0
JPMORGAN CHASE & CO            COM              46625H100     3339   125611 SH       SOLE                     3339        0        0
KOHLS CORP                     COM              500255104     4103    96951 SH       SOLE                     4103        0        0
MEDTRONIC INC                  COM              585055106     2919    99057 SH       SOLE                     2919        0        0
MILLIPORE CORP                 COM              601073109     3442    59952 SH       SOLE                     3442        0        0
NORTHERN TR CORP               COM              665859104      396     6620 SH       SOLE                      396        0        0
NORTHROP GRUMMAN CORP          COM              666807102      218     5000 SH       SOLE                      218        0        0
ORACLE CORP                    COM              68389X105     4117   227839 SH       SOLE                     4117        0        0
PEPSICO INC                    COM              713448108     2683    52116 SH       SOLE                     2683        0        0
PPL CORP                       COM              69351T106     3692   128585 SH       SOLE                     3692        0        0
PRECISION CASTPARTS CORP       COM              740189105     1133    18920 SH       SOLE                     1133        0        0
PROCTER & GAMBLE CO            COM              742718109     4502    95614 SH       SOLE                     4502        0        0
QUESTAR CORP                   COM              748356102     2393    81321 SH       SOLE                     2393        0        0
RAYTHEON CO                    COM NEW          755111507     3627    93150 SH       SOLE                     3627        0        0
SEMPRA ENERGY                  COM              816851109     5530   119594 SH       SOLE                     5530        0        0
ST JUDE MED INC                COM              790849103     3235    89058 SH       SOLE                     3235        0        0
STAPLES INC                    COM              855030102     2761   152469 SH       SOLE                     2761        0        0
TERADATA CORP DEL              COM              88076W103     3489   215102 SH       SOLE                     3489        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     4067    94624 SH       SOLE                     4067        0        0
US BANCORP DEL                 COM NEW          902973304     1862   127414 SH       SOLE                     1862        0        0
WAL MART STORES INC            COM              931142103     4885    93769 SH       SOLE                     4885        0        0
WESTERN UN CO                  COM              959802109      136    10850 SH       SOLE                      136        0        0
WISCONSIN ENERGY CORP          COM              976657106      504    12250 SH       SOLE                      504        0        0